Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES
NOTE 9:-	LEASES

On July 10, 2017, effective August 1, 2017, the Company entered into a three-year lease agreement with a third party (the “Period”) for an area of approximately 205 square meters for the Company’s offices in the district of Tel Aviv (the City of Givatayim), Israel. The yearly lease fee according was set at approximately $65, linked to the NIS. The lease expired on July 31, 2020. The Company did not exercise its option to extend the Period until July 31, 2023.

On September 1, 2020, the Company entered into a one-year lease agreement (“the 2020 Lease”) with a third party for an area of approximately 100 square meters for the Company’s offices in the district of Tel Aviv, Israel. The Company has an option to extend for an additional five-year term. The Company deemed this option as not-reasonably certain to be renewed. The yearly lease fee was set at approximately $44, linked to the NIS.

Since the 2020 Lease has a duration of no more than 12 months, the 2020 Lease was not recognized on the statement of financial position.